Group Income Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Revenue	R 99,238	R 73,896	R 61,379
Cost of sales1	(54,656)	(49,766)	(47,409)
Production costs1	(48,435)	(43,149)	(38,995)
Amortisation and depreciation1	(7,336)	(4,979)	(4,746)
(Impairment)/reversal of impairment of assets	2,779	0	(2,793)
Other items	(1,664)	(1,638)	(875)
Gross profit1	44,582	24,130	13,970
Corporate, administration and other expenditure1	(1,967)	(1,600)	(1,593)
Exploration expenditure	(622)	(915)	(1,047)
Gains/(losses) on derivatives	(898)	(59)	453
Foreign exchange translation gain/(loss)	866	(107)	97
Contingent consideration remeasurement	(634)	(830)	(484)
Other operating expenses1	(429)	(289)	(252)
Operating profit1	40,898	20,330	11,144
Acquisition-related costs	(1,379)	(40)	0
Share of profits from associate	159	106	81
Impairment (loss)/reversal on investments in associate	23	(23)	0
Fair value movements on streaming arrangements	(854)	0	0
Investment income	1,439	1,504	809
Finance costs	(1,928)	(698)	(796)
Profit before taxation1	38,358	21,179	11,238
Taxation1	(8,905)	(6,631)	(2,941)
Net profit for the year1	29,453	14,548	8,297
Attributable to:
Non-controlling interest	104	164	101
Owners of the parent1	R 29,349	R 14,384	R 8,196
Earnings per ordinary share (cents)
Basic earnings (loss) per share	R 47.01	R 23.13	R 13.23
Diluted earnings per ordinary share (cents)
Diluted earnings (loss) per share	R 46.32	R 22.88	R 13.02